IFRS standards update (Table)	12 Months Ended
Dec. 31, 2020
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Summary of new or amendments to the current IFRS

New standard or amendment	Effective as from
Interest Rate Benchmark Reform. Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)	January 1, 2021
Loss-making Contracts. Cost of Fulfilling a Contract (Amendment to IAS 37)	January 1, 2022
Annual Improvements to IFRS 2018-2020	January 1, 2022
Property, Plant and Equipment — Proceeds before Intended Use (Amendment to IAS 16)	January 1, 2022
Reference to the Conceptual Framework (Amendments to IFRS 3)	January 1, 2022
IFRS 17 Insurance Contracts and Amendments to IFRS 17	January 1, 2023
Classification of Liabilities as Current or Non-current (Amendment to IAS 1)	January 1, 2023
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined